Debt, cash and cash equivalents and lease liabilities - Summary of Bond Issues (Details) € in Millions, $ in Millions	Mar. 31, 2018 EUR (€)	Apr. 30, 2022 EUR (€)	Mar. 31, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Jun. 30, 2018 USD ($)	Sep. 30, 2016 EUR (€)	Apr. 30, 2016 EUR (€)	Sep. 30, 2015 EUR (€)	Sep. 30, 2014 EUR (€)	Nov. 30, 2013 EUR (€)	Jun. 30, 2010 USD ($)
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2020 EMTN ISIN FR0013505112
Disclosure of detailed information about borrowings [line items]
Annual interest rate	1.50%
Amount	€ 750
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2018 EMTN ISIN FR0013324373
Disclosure of detailed information about borrowings [line items]
Annual interest rate	1.875%
Amount										€ 1,250
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2018 EMTN ISIN FR0013324340
Disclosure of detailed information about borrowings [line items]
Annual interest rate			1.00%
Amount			€ 1,500
Sanofi Euro Medium Term Notes (EMTN) bonds | September 2014 EMTN ISIN FR0012146801
Disclosure of detailed information about borrowings [line items]
Annual interest rate		1.75%
Amount		€ 1,510
Sanofi Euro Medium Term Notes (EMTN) bonds | September 2016 EMTN ISIN FR0013201639
Disclosure of detailed information about borrowings [line items]
Annual interest rate								0.50%
Amount								€ 1,150
Sanofi Euro Medium Term Notes (EMTN) bonds | April 2016 EMTN ISIN FR0013144003
Disclosure of detailed information about borrowings [line items]
Annual interest rate									1.125%
Amount									€ 700
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2019 EMTN ISIN FR0013409844
Disclosure of detailed information about borrowings [line items]
Annual interest rate						0.875%
Amount						€ 650
Sanofi Euro Medium Term Notes (EMTN) bonds | April 2022 EMTN ISIN FR0014009KQ0
Disclosure of detailed information about borrowings [line items]
Annual interest rate							1.25%
Amount							€ 650
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2018 EMTN ISIN FR0013324357
Disclosure of detailed information about borrowings [line items]
Annual interest rate		1.375%
Amount		€ 2,000
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2019 EMTN ISIN FR0013409851
Disclosure of detailed information about borrowings [line items]
Annual interest rate				1.25%
Amount				€ 500
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2025 EMTNISINFR001400Y1H8
Disclosure of detailed information about borrowings [line items]
Amount	€ 850
Borrowings, Variable Interest Rate	E3M+0.30
Sanofi Euro Medium Term Notes (EMTN) bonds | June 2025 EMTNISINFR0014010MQ4
Disclosure of detailed information about borrowings [line items]
Annual interest rate				2.625%
Amount				€ 750
Sanofi Euro Medium Term Notes (EMTN) bonds | April 2020 EMTNISINFR0013505112
Disclosure of detailed information about borrowings [line items]
Annual interest rate	1.50%
Amount	€ 250
Sanofi Euro Medium Term Notes (EMTN) bonds | March 2025 EMTNISINFR001400Y116
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.75%
Amount	€ 650
Sanofi Euro Medium Term Notes (EMTN) bonds | June 2025 EMTNISINFR0014010MR2
Disclosure of detailed information about borrowings [line items]
Annual interest rate			3.00%
Amount			€ 750
Shelf registration statement program | June 2018 SNF ISIN US801060AD60
Disclosure of detailed information about borrowings [line items]
Annual interest rate					3.625%
Amount | $					$ 1,000
Shelf registration statement program | November 2025 SNFISINUS801060AF19
Disclosure of detailed information about borrowings [line items]
Annual interest rate											0.46%
Amount | $											$ 500
Shelf registration statement program | November 2025 SNFISINUS801060AE44
Disclosure of detailed information about borrowings [line items]
Annual interest rate					3.75%
Amount | $					$ 400
Shelf registration statement program | November 2025 SNFISINUS801060AH74
Disclosure of detailed information about borrowings [line items]
Annual interest rate					0.54%
Amount | $					$ 500
Shelf registration statement program | November 2025 SNFISINUS801060AG91
Disclosure of detailed information about borrowings [line items]
Annual interest rate					3.80%
Amount | $					$ 400
Shelf registration statement program | November 2025 SNFISINUS801060AJ31
Disclosure of detailed information about borrowings [line items]
Annual interest rate					4.20%
Amount | $					$ 1,200